INCOME TAX (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset (liability)
Non-capital losses carry forward	$ 18,436	$ 11,909
Capital losses carryforward	98
Other	1,697	1,567
Property, plant and equipment	279
Intangibles	441
Deferred tax assets	20,951	13,476
Valuation allowance	(20,525)	(12,515)
Intangible assets	(5,700)	(5,713)
Other	(426)	(948)
Net deferred tax liability	$ (5,700)	$ (5,700)